Leuthold Core ETF
Schedule of Investments
December 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 86.5%	Shares	Value
Communication Services Select Sector SPDR Fund	78,324	$7,582,546
Direxion Daily S&P 500 Bear 1x Shares	221,491	2,438,616
Financial Select Sector SPDR Fund	208,500	10,076,805
Health Care Select Sector SPDR Fund	13,573	1,867,238
Industrial Select Sector SPDR Fund	22,303	2,938,643
Invesco CurrencyShares Euro Currency Trust	10,325	987,689
Invesco CurrencyShares Japanese Yen Trust (a)	11,621	681,223
Invesco KBW Bank ETF	10,551	689,508
iShares 1-3 Year Treasury Bond ETF	87,729	7,192,023
iShares 5-10 Year Investment Grade Corporate Bond ETF	41,546	2,140,034
iShares 7-10 Year Treasury Bond ETF	14,437	1,334,701
iShares MBS ETF	8,392	769,379
iShares U.S. Healthcare Providers ETF	34,543	1,657,719
iShares U.S. Home Construction ETF	34,844	3,602,521
iShares U.S. Insurance ETF	16,145	2,041,858
iShares U.S. Telecommunications ETF	47,741	1,280,891
Janus Henderson AAA CLO ETF	15,939	808,267
Simplify MBS ETF	15,714	780,829
SPDR Bloomberg International Corporate Bond ETF	34,844	988,176
SPDR Bloomberg International Treasury Bond ETF	91,615	1,959,645
SPDR S&P Capital Markets ETF	5,050	695,385
SPDR S&P Homebuilders ETF	4,337	453,216
SPDR S&P Regional Banking ETF	15,545	938,141
SPDR S&P Retail ETF	23,580	1,876,732
Technology Select Sector SPDR Fund	36,890	8,577,663
US Global Jets ETF (a)	40,758	1,033,215
VanEck Gold Miners ETF/USA	49,243	1,669,830
VanEck J. P. Morgan EM Local Currency Bond ETF	21,684	501,117
TOTAL EXCHANGE TRADED FUNDS (Cost $60,239,501)		67,563,610

SHORT-TERM INVESTMENTS - 13.5%
Money Market Funds - 13.5%
Fidelity Government Portfolio - Class Institutional, 4.38% (b)	10,531,156	10,531,156
TOTAL SHORT-TERM INVESTMENTS (Cost $10,531,156)		10,531,156

TOTAL INVESTMENTS - 100.0% (Cost $70,770,657)		78,094,766
Liabilities in Excess of Other Assets - (0.0)% (c)		(23,882)
TOTAL NET ASSETS - 100.0%		$78,070,884
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Leuthold Core ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$67,563,610	$–	$–	$67,563,610
Money Market Funds	10,531,156	–	–	10,531,156
Total Investments	$78,094,766	$–	$–	$78,094,766

Refer to the Schedule of Investments for further disaggregation of investment categories.